Finance Expenses, Net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Finance Expenses, Net [Abstract]
Bank fees					$ 7	$ 6
Interest expenses					116	86
Impairment loss of investment in Parent Company	$ 51		$ 137		162
Financial expenses, net	$ 85	$ 30	$ 205	$ 59	$ 285	$ 92